Form N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PUTNAM TARGET DATE FUNDS
Entity Central Index Key	0001295293
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Feb. 27, 2026